DIREXION FUNDS

Supplement dated March 1, 2023 to the
Statements of Additional Information (“SAI”)
for each series of the Direxion Funds (the “Trust”)

Effective immediately, the following table under “Interested Trustees” in each SAI is replaced in its entirety as indicated below.
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Chief Executive Officer, Rafferty Asset Management, LLC, April 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	126	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Chief Executive Officer, Rafferty Asset Management, LLC since September 2022; Chief Operating Officer, Rafferty Asset Management, LLC May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012– March 2023.	126	None.

Effective immediately, the following table under “Independent Trustees” in each SAI is replaced in its entirety as indicated below.
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(4)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Board Member, Algorithmic Research and Trading, since 2022; Board Advisor, University Common Real Estate, since 2012; Member, Kendrick LLC, since 2006; Partner, King Associates, LLP, since 2004; Principal, Grey Oaks LLP, since 2003.	126	None.
Kathleen M. Berkery Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Metro Physical Therapy, LLC, since 2023; Chief Financial Officer, Student Sponsor Partners, 2021– 2023; Senior Manager- Trusts & Estates, Rynkar, Vail & Barrett, LLC, 2018 –2021.	126	None.
Carlyle Peake Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	126	None.
Mary Jo Collins Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, B. Riley Financial, March – December 2022; Managing Director, Imperial Capital LLC, from 2020– 2022; Director, Royal Bank of Canada, 2014– 2020.	126	None.
(1)
Mr. O’Neill is affiliated with Rafferty because he owns a beneficial interest in Rafferty.
(2)
Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.
(3)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Supplement, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this Supplement, offers for sale to the public 10 funds registered with the SEC.

Effective immediately, the following table under “Principal Officers of the Trust” in each SAI is replaced in its entirety as indicated below.
Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(1) Age: 46	Chief Executive Officer	Since 2022
Chief Executive
Officer, Rafferty
Asset
Management,
LLC, from
September 2022;
Chief Operating
Officer, Rafferty
Asset
Management,
LLC, May 2021 –
September 2022;
General Counsel,
Rafferty Asset
Management LLC,
since October
2010; Chief
Compliance
Officer, Rafferty
Asset
Management,
LLC, September
2012– March
2023.
				N/A	N/A
Todd Sherman Age: 42	Chief Compliance Officer	Since 2023	Chief Risk Officer, Rafferty Asset Management, LLC, since 2018; SVP Head of Risk, 2012– 2018.	N/A	N/A
Patrick J. Rudnick Age: 49	Principal Executive Officer	Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A
Corey Noltner Age: 34	Principal Financial Officer	Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A
Alyssa Sherman Age: 34	Secretary	Since 2022	Assistant General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A
(1)
Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)
Pursuant to the Trust’s By-Laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.
(3)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Supplement, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this Supplement, offers for sale to the public 10 funds registered with the SEC.
For more information, please contact the Funds at (800) 851-0511.

Please retain this Supplement with your SAI.